Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Brazil — 4.9%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/22(a)	BRL	14,000	$2,415,092
0.00%, 07/01/23(a)	BRL	24,000	3,852,887
0.00%, 01/01/24(a)	BRL	45,697	7,055,626
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	19,557	3,898,834
Series F, 10.00%, 01/01/25	BRL	16,399	3,385,143
Series F, 10.00%, 01/01/27	BRL	15,193	3,188,595
Series F, 10.00%, 01/01/29	BRL	6,263	1,325,926
Series F, 10.00%, 01/01/31	BRL	3,000	637,901
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	99,592
10.25%, 01/10/28	BRL	1,420	302,268
			26,161,864
Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)	CLP	610,000	826,535
2.50%, 03/01/25	CLP	3,690,000	5,288,977
4.00%, 03/01/23(b)	CLP	1,180,000	1,727,013
4.50%, 03/01/26	CLP	2,385,000	3,722,997
4.70%, 09/01/30(b)	CLP	2,100,000	3,372,582
5.00%, 03/01/35	CLP	2,690,000	4,408,660
6.00%, 01/01/43	CLP	2,120,000	3,882,409
			23,229,173
China — 14.0%
China Government Bond
1.99%, 04/09/25	CNY	43,010	6,377,485
2.36%, 07/02/23	CNY	34,990	5,347,664
2.68%, 05/21/30	CNY	44,960	6,636,661
2.85%, 06/04/27	CNY	41,830	6,353,256
2.88%, 11/05/23	CNY	17,820	2,759,452
2.94%, 10/17/24	CNY	29,160	4,497,454
3.02%, 10/22/25	CNY	28,590	4,423,937
3.12%, 12/05/26	CNY	32,310	5,000,876
3.13%, 11/21/29	CNY	32,360	4,957,246
3.19%, 04/11/24	CNY	35,610	5,555,640
3.22%, 12/06/25	CNY	27,320	4,255,296
3.25%, 06/06/26	CNY	33,670	5,258,178
3.25%, 11/22/28	CNY	24,250	3,756,883
3.29%, 10/18/23	CNY	22,650	3,548,537
3.29%, 05/23/29	CNY	33,540	5,211,658
			73,940,223
Colombia — 4.3%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	271,518
Colombian TES
5.75%, 11/03/27	COP	4,792,500	1,422,251
6.00%, 04/28/28	COP	11,348,200	3,395,300
6.25%, 11/26/25	COP	6,352,200	1,969,846
7.00%, 05/04/22	COP	8,655,600	2,577,635
7.00%, 06/30/32	COP	7,271,900	2,212,709
7.25%, 10/18/34	COP	8,410,300	2,582,206
7.25%, 10/26/50	COP	2,009,400	590,897
7.50%, 08/26/26	COP	9,229,900	3,006,449
7.75%, 09/18/30	COP	6,250,100	2,031,118
10.00%, 07/24/24	COP	8,213,200	2,813,736
			22,873,665
Security	Par (000)		Value

Czech Republic — 4.5%
Czech Republic Government Bond
0.25%, 02/10/27	CZK	51,150	$2,277,653
0.45%, 10/25/23(c)	CZK	49,750	2,322,178
0.95%, 05/15/30(c)	CZK	44,610	2,020,802
1.00%, 06/26/26(c)	CZK	57,960	2,709,569
1.20%, 03/13/31	CZK	28,510	1,315,500
2.00%, 10/13/33	CZK	49,240	2,452,896
2.40%, 09/17/25(c)	CZK	44,010	2,201,477
2.50%, 08/25/28(c)	CZK	46,550	2,391,597
2.75%, 07/23/29	CZK	46,310	2,437,718
4.70%, 09/12/22(c)	CZK	34,170	1,713,684
5.70%, 05/25/24(c)	CZK	32,390	1,775,450
			23,618,524
Dominican Republic — 4.4%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	477,100	8,403,001
9.75%, 06/05/26(c)	DOP	812,750	14,859,721
			23,262,722
Hungary — 4.5%
Hungary Government Bond
1.00%, 11/26/25	HUF	617,950	2,073,100
1.50%, 08/23/23	HUF	293,560	1,016,670
1.50%, 04/22/26	HUF	253,990	866,455
1.75%, 10/26/22	HUF	479,540	1,666,967
2.50%, 10/24/24	HUF	492,490	1,763,933
2.75%, 12/22/26	HUF	460,210	1,674,539
3.00%, 06/26/24	HUF	388,310	1,407,396
3.00%, 10/27/27	HUF	554,440	2,053,793
3.00%, 08/21/30	HUF	518,860	1,916,467
3.00%, 10/27/38	HUF	170,920	612,760
3.25%, 10/22/31	HUF	590,410	2,223,128
5.50%, 06/24/25	HUF	612,680	2,463,952
6.00%, 11/24/23	HUF	456,170	1,774,769
6.75%, 10/22/28	HUF	293,660	1,356,442
7.00%, 06/24/22	HUF	244,730	907,603
			23,777,974
Indonesia — 6.4%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	8,330,000	601,446
5.63%, 05/15/23	IDR	17,942,000	1,306,326
6.13%, 05/15/28	IDR	20,510,000	1,464,060
6.50%, 06/15/25	IDR	29,452,000	2,193,681
6.50%, 02/15/31	IDR	10,907,000	791,010
6.63%, 05/15/33	IDR	16,767,000	1,201,057
7.00%, 05/15/22	IDR	21,359,000	1,573,380
7.00%, 05/15/27	IDR	22,959,000	1,739,517
7.00%, 09/15/30	IDR	24,440,000	1,833,435
7.50%, 08/15/32	IDR	8,278,000	626,898
7.50%, 06/15/35	IDR	23,210,000	1,772,389
7.50%, 05/15/38	IDR	12,212,000	913,942
7.50%, 04/15/40	IDR	14,496,000	1,102,956
8.13%, 05/15/24	IDR	15,737,000	1,223,179
8.25%, 05/15/29	IDR	21,508,000	1,730,758
8.25%, 06/15/32	IDR	8,396,000	670,244
8.25%, 05/15/36	IDR	15,390,000	1,231,310
8.38%, 03/15/24	IDR	23,379,000	1,822,995
8.38%, 09/15/26	IDR	24,637,000	1,989,574
8.38%, 03/15/34	IDR	23,262,000	1,883,509
8.38%, 04/15/39	IDR	10,957,000	896,162

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Indonesia (continued)
8.75%, 05/15/31	IDR	10,916,000	$909,537
9.00%, 03/15/29	IDR	15,709,000	1,306,098
9.50%, 07/15/31	IDR	5,720,000	495,353
10.50%, 08/15/30	IDR	3,789,000	349,058
11.00%, 09/15/25	IDR	2,856,000	248,348
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24	IDR	11,181,000	832,299
8.25%, 09/15/23	IDR	8,832,000	676,235
8.88%, 11/15/31	IDR	8,608,000	711,153
			34,095,909
Malaysia — 4.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	1,450	355,443
3.48%, 03/15/23	MYR	5,337	1,363,542
3.48%, 06/14/24	MYR	1,666	431,955
3.50%, 05/31/27	MYR	4,190	1,101,631
3.73%, 06/15/28	MYR	2,777	744,483
3.76%, 04/20/23	MYR	1,950	501,670
3.76%, 05/22/40	MYR	1,032	262,787
3.80%, 08/17/23	MYR	2,620	678,089
3.83%, 07/05/34	MYR	4,509	1,174,654
3.89%, 08/15/29	MYR	5,123	1,380,549
3.90%, 11/30/26	MYR	2,291	618,442
3.90%, 11/16/27	MYR	3,857	1,039,386
3.91%, 07/15/26	MYR	2,769	742,339
3.96%, 09/15/25	MYR	5,406	1,445,528
4.06%, 09/30/24	MYR	3,201	847,760
4.18%, 07/15/24	MYR	2,543	674,084
4.76%, 04/07/37	MYR	3,424	970,345
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	2,977	757,368
3.42%, 09/30/27	MYR	3,942	1,027,748
3.47%, 10/15/30	MYR	3,334	871,752
3.66%, 10/15/24	MYR	2,709	708,244
3.73%, 03/31/22	MYR	979	247,323
3.73%, 03/31/26	MYR	2,700	716,327
3.95%, 04/14/22	MYR	2,739	694,466
4.09%, 11/30/23	MYR	2,600	680,550
4.13%, 08/15/25	MYR	2,835	759,375
4.13%, 07/09/29	MYR	3,126	853,270
4.26%, 07/26/27	MYR	2,796	761,681
4.37%, 10/31/28	MYR	3,793	1,046,466
			23,457,257
Mexico — 5.6%
Mexican Bonos
6.75%, 03/09/23	MXN	35,800	1,860,388
7.50%, 06/03/27	MXN	53,451	3,019,638
8.50%, 05/31/29	MXN	51,440	3,101,603
8.50%, 11/18/38	MXN	35,105	2,112,345
10.00%, 12/05/24	MXN	46,083	2,729,420
10.00%, 11/20/36	MXN	14,423	983,736
Series M, 5.75%, 03/05/26	MXN	44,662	2,318,131
Series M, 6.50%, 06/09/22	MXN	50,023	2,550,023
Series M, 7.75%, 05/29/31	MXN	30,251	1,747,292
Series M, 7.75%, 11/23/34	MXN	10,000	575,754
Series M, 7.75%, 11/13/42	MXN	36,240	2,017,657
Series M, 8.00%, 12/07/23	MXN	47,315	2,573,499
Series M, 8.00%, 09/05/24	MXN	41,504	2,298,554
Security	Par (000)		Value

Mexico (continued)
Series M, 8.00%, 11/07/47	MXN	30,318	$1,727,750
			29,615,790
Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40	PEN	5,224	1,460,168
5.40%, 08/12/34	PEN	6,567	1,971,937
5.70%, 08/12/24	PEN	4,124	1,316,039
5.94%, 02/12/29	PEN	8,897	2,986,546
6.15%, 08/12/32	PEN	9,001	2,965,129
6.35%, 08/12/28	PEN	8,950	3,077,765
6.90%, 08/12/37	PEN	9,464	3,155,354
6.95%, 08/12/31	PEN	9,155	3,223,536
8.20%, 08/12/26	PEN	7,812	2,886,982
			23,043,456
Philippines — 4.4%
Philippine Government International Bond
3.90%, 11/26/22	PHP	342,000	7,271,421
6.25%, 01/14/36	PHP	604,000	16,080,871
			23,352,292
Poland — 4.5%
Republic of Poland Government Bond
0.75%, 04/25/25	PLN	3,989	1,089,906
1.25%, 10/25/30	PLN	2,475	671,222
2.25%, 04/25/22	PLN	8,862	2,449,604
2.25%, 10/25/24	PLN	5,569	1,611,369
2.50%, 01/25/23	PLN	6,866	1,936,864
2.50%, 04/25/24	PLN	6,926	2,004,831
2.50%, 07/25/26	PLN	8,793	2,611,812
2.50%, 07/25/27	PLN	7,355	2,199,806
2.75%, 04/25/28	PLN	6,014	1,829,918
2.75%, 10/25/29	PLN	7,426	2,286,210
3.25%, 07/25/25	PLN	5,958	1,802,914
4.00%, 10/25/23	PLN	5,596	1,666,696
5.75%, 09/23/22	PLN	5,053	1,487,350
			23,648,502
Romania — 4.4%
Romania Government Bond
3.25%, 04/29/24	RON	7,190	1,857,027
3.40%, 03/08/22	RON	6,365	1,613,644
3.50%, 12/19/22	RON	6,225	1,595,328
3.65%, 07/28/25	RON	5,715	1,516,322
3.65%, 09/24/31	RON	5,415	1,432,271
4.00%, 10/25/23	RON	4,675	1,225,319
4.15%, 01/26/28	RON	3,930	1,084,921
4.25%, 06/28/23	RON	6,280	1,645,223
4.40%, 09/25/23	RON	5,735	1,515,896
4.50%, 06/17/24	RON	5,675	1,527,337
4.75%, 02/24/25	RON	5,420	1,481,269
4.85%, 04/22/26	RON	6,040	1,692,868
5.00%, 02/12/29	RON	5,810	1,695,934
5.80%, 07/26/27	RON	6,330	1,896,333
5.85%, 04/26/23	RON	5,780	1,559,414
			23,339,106
Russia — 4.3%
Russian Federal Bond - OFZ
4.50%, 07/16/25	RUB	73,025	928,653
6.00%, 10/06/27	RUB	98,797	1,314,244
6.50%, 02/28/24	RUB	76,344	1,050,027
6.90%, 05/23/29	RUB	82,175	1,145,005

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Russia (continued)
7.00%, 01/25/23	RUB	31,480	$435,684
7.00%, 08/16/23	RUB	56,605	785,644
7.05%, 01/19/28	RUB	89,430	1,260,235
7.10%, 10/16/24	RUB	81,631	1,146,081
7.15%, 11/12/25	RUB	99,818	1,409,320
7.25%, 05/10/34	RUB	91,831	1,288,678
7.40%, 12/07/22	RUB	90,326	1,257,921
7.40%, 07/17/24	RUB	102,188	1,445,734
7.60%, 07/20/22	RUB	67,222	931,709
7.65%, 04/10/30	RUB	118,194	1,725,304
7.70%, 03/23/33	RUB	81,304	1,183,979
7.70%, 03/16/39	RUB	73,804	1,080,777
7.75%, 09/16/26	RUB	89,236	1,296,531
7.95%, 10/07/26	RUB	80,104	1,172,343
8.15%, 02/03/27	RUB	74,310	1,101,630
8.50%, 09/17/31	RUB	58,340	904,846
			22,864,345
South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	19,688	900,907
6.50%, 02/28/41	ZAR	17,011	738,847
7.00%, 02/28/31	ZAR	20,060	1,139,985
7.75%, 02/28/23	ZAR	23,093	1,626,901
8.00%, 01/31/30	ZAR	48,204	3,056,127
8.25%, 03/31/32	ZAR	29,582	1,777,188
8.50%, 01/31/37	ZAR	32,135	1,778,213
8.75%, 01/31/44	ZAR	27,703	1,511,110
8.75%, 02/28/48	ZAR	57,178	3,118,905
8.88%, 02/28/35	ZAR	27,556	1,620,411
9.00%, 01/31/40	ZAR	21,153	1,200,935
10.50%, 12/21/26	ZAR	58,657	4,608,972
			23,078,501
Thailand — 4.5%
Thailand Government Bond
0.75%, 06/17/24	THB	12,642	423,010
0.95%, 06/17/25	THB	12,309	414,482
1.45%, 12/17/24	THB	48,040	1,654,257
1.60%, 12/17/29	THB	33,086	1,140,366
1.60%, 06/17/35	THB	20,877	703,920
1.88%, 06/17/22	THB	26,961	918,827
2.00%, 12/17/22	THB	35,582	1,223,781
2.13%, 12/17/26	THB	45,288	1,631,315
2.40%, 12/17/23	THB	38,890	1,368,899
2.88%, 12/17/28	THB	33,657	1,276,004
2.88%, 06/17/46	THB	33,526	1,315,763
3.30%, 06/17/38	THB	49,077	2,004,067
3.40%, 06/17/36	THB	38,294	1,574,673
3.63%, 06/16/23	THB	32,884	1,182,143
3.65%, 06/20/31	THB	35,311	1,441,782
3.78%, 06/25/32	THB	48,754	2,019,781
3.85%, 12/12/25	THB	39,622	1,537,662
4.26%, 12/12/37(c)	THB	470	20,658
4.88%, 06/22/29	THB	43,896	1,884,114
			23,735,504
Security	Par/ Shares (000)		Value

Turkey — 4.4%
Turkey Government Bond
7.10%, 03/08/23	TRY	15,925	$1,915,757
8.00%, 03/12/25	TRY	13,329	1,538,634
8.50%, 09/14/22	TRY	9,596	1,209,001
9.00%, 07/24/24	TRY	17,918	2,166,608
10.40%, 03/20/24	TRY	6,649	842,683
10.50%, 08/11/27	TRY	17,375	2,147,325
10.60%, 02/11/26	TRY	22,991	2,877,616
10.70%, 08/17/22	TRY	13,459	1,746,342
11.00%, 03/02/22	TRY	15,600	2,046,585
11.00%, 02/24/27	TRY	14,953	1,880,709
12.20%, 01/18/23	TRY	18,098	2,406,537
12.40%, 03/08/28	TRY	9,151	1,232,504
16.20%, 06/14/23	TRY	9,281	1,330,126
			23,340,427
United States — 0.9%
China Government Bond
3.27%, 11/19/30	CNY	18,710	2,909,145
3.28%, 12/03/27	CNY	10,650	1,656,932
			4,566,077
Uruguay — 4.5%
Uruguay Government International Bond
8.50%, 03/15/28(c)	UYU	449,148	11,206,811
9.88%, 06/20/22(c)	UYU	503,116	12,368,706
			23,575,517
Total Foreign Government Obligations — 98.1%
(Cost: $509,870,658)			518,576,828

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)		570	570,000

Total Short-Term Investments — 0.1%
(Cost: $570,000)			570,000

Total Investments in Securities — 98.2%
(Cost: $510,440,658)			519,146,828

Other Assets, Less Liabilities — 1.8%			9,526,395

Net Assets — 100.0%			$528,673,223

(a)	Zero-coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$290,000	$280,000(a	)	$—	$—	$—	$570,000	570	$181	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$518,576,828	$—	$518,576,828
Money Market Funds	570,000	—	—	570,000
	$570,000	$518,576,828	$—	$519,146,828

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK.	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

4